Commitments and Contingencies	12 Months Ended
Aug. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
11.	Commitments and Contingencies

(a)	Capital commitments

As of August 31, 2023, the Group did not have any capital commitment.

(b)	Contingencies

There are no claims, lawsuits, investigations and proceedings, including unasserted claims that are probable to be assessed, that have in the recent past caused, or to the Group’s knowledge, are reasonably possible to cause, a material change on the Group’s financial position, results of operations, or cash flow.